Federal Home Loan Bank Advances - Narrative (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Borrowings [Abstract]
Secured line of credit with the FHLB	$ 10,000
Federal Home Loan Bank advances	$ 176,272	$ 97,699
FHLB advances interest rate range from	0.20%	0.80%
FHLB advances interest rate range to	3.99%	4.97%